Cover	Apr. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2022
Entity File Number	333-222325
Entity Registrant Name	Webstar Technology Group, Inc.
Entity Central Index Key	0001645155
Entity Tax Identification Number	37-1780261
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	4231 Walnut Bend
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32257
City Area Code	(904)
Local Phone Number	312-9681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false